Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares
FUND SUMMARY Janus Contrarian Fund
INVESTMENT OBJECTIVE
Janus Contrarian Fund seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund.
For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 92 of the Fund’s Prospectus and in the “Purchases” section on page 82 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Janus Contrarian Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Shareholder Fees Column [Text]	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	none	1.00%	none	none	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Janus Contrarian Fund Class A, C, S, I, N, R, T Shares	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Operating Expenses Column [Text]	Class A	Class C	Class S	Class I	Class N		Class R	Class T
Management Fees (may adjust up or down)	0.61%	0.61%	0.61%	0.61%	0.61%		0.61%	0.61%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	none	none		0.50%	none
Other Expenses	0.16%	0.19%	0.30%	0.13%	0.07%	[1]	0.28%	0.28%
Total Annual Fund Operating Expenses	1.02%	1.80%	1.16%	0.74%	0.68%		1.39%	0.89%
[1]	Other Expenses for Class N Shares are based on the estimated annualized expenses that the Shares expect to incur.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:
Expense Example Janus Contrarian Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	673	881	1,106	1,751
Class C	Class C Shares	283	566	975	2,116
Class S	Class S Shares	118	368	638	1,409
Class I	Class I Shares	76	237	411	918
Class N	Class N Shares	69	218	379	847
Class R	Class R Shares	142	440	761	1,669
Class T	Class T Shares	91	284	493	1,096

If Shares are not redeemed:
Expense Example, No Redemption Janus Contrarian Fund Class A, C, S, I, N, R, T Shares (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A	Class A Shares	673	881	1,106	1,751
Class C	Class C Shares	183	566	975	2,116
Class S	Class S Shares	118	368	638	1,409
Class I	Class I Shares	76	237	411	918
Class N	Class N Shares	69	218	379	847
Class R	Class R Shares	142	440	761	1,669
Class T	Class T Shares	91	284	493	1,096

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities with the potential for long-term growth of capital. The portfolio manager emphasizes investments in companies with attractive price/free cash flow, which is the relationship between the price of a stock and the company’s available cash from operations, minus capital expenditures. The portfolio manager will typically seek attractively valued companies that are improving their free cash flow and returns on invested capital. Such companies may also include special situations companies that are experiencing management changes and/or are currently out of favor. The Fund may also invest in foreign securities, which may include investments in emerging markets.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies.

The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

The Fund may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. The types of derivatives in which the Fund may invest include options, futures, swaps, warrants, and forward exchange contracts. The Fund may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Fund invests, to increase or decrease the Fund’s exposure to a particular market, to adjust the Fund’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, or to manage the Fund’s risk profile.

The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio manager.

Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole.

Growth Securities Risk. The Fund invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Special Situations Risk. The Fund may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management or other extraordinary corporate event; (iv) differences in market supply of and demand for the security; or (v) significant changes in cost structure. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations, and the Fund’s performance could be adversely impacted if the securities selected decline in value or fail to appreciate in value.

Nondiversification Risk. The Fund is classified as nondiversified under the Investment Company Act of 1940, as amended. This gives the Fund’s portfolio manager more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value and total return.

Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Fund. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. If the counterparty to a derivative transaction defaults, the Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Fund enters into short derivative positions, the Fund may be exposed to risks similar to those associated with short sales, including the risk that the Fund’s losses are theoretically unlimited.

Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.

Securities Lending Risk. The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.

Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009.
  The performance shown for Class T Shares is calculated using the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
  The performance shown for Class I Shares for periods prior to July 6, 2009, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
  The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. If Class N Shares of the Fund had been available during the periods shown, the performance may have been different.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, the performance shown for each respective share class may have been different. The performance shown for periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/advisor/mutual-funds or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter: 2nd Quarter 2009 30.97% Worst Quarter: 4th Quarter 2008 −27.53%
Average Annual Total Returns (periods ended 12/31/14)
Average Annual Total Returns Janus Contrarian Fund Class A, C, S, I, N, R, T Shares	Column	Label		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class T Return Before Taxes	Class T Shares	Return Before Taxes		17.32%	13.48%	8.89%	8.15%	Feb. 29, 2000
Class T Return After Taxes on Distributions	Class T Shares	Return After Taxes on Distributions		14.42%	12.87%	8.24%	7.62%	Feb. 29, 2000
Class T Return After Taxes on Distributions and Sale of Fund Shares	Class T Shares	Return After Taxes on Distributions and Sale of Fund Shares		11.80%	10.77%	7.27%	6.77%	Feb. 29, 2000
Class A Return Before Taxes	Class A Shares	Return Before Taxes	[1]	10.46%	12.01%	8.10%	7.57%	Feb. 29, 2000
Class C Return Before Taxes	Class C Shares	Return Before Taxes	[2]	15.25%	12.45%	7.89%	7.18%	Feb. 29, 2000
Class S Return Before Taxes	Class S Shares	Return Before Taxes		17.04%	13.19%	8.55%	7.80%	Feb. 29, 2000
Class I Return Before Taxes	Class I Shares	Return Before Taxes		17.49%	13.65%	8.89%	8.15%	Feb. 29, 2000
Class N Return Before Taxes	Class N Shares	Return Before Taxes		17.32%	13.48%	8.89%	8.15%	Feb. 29, 2000
Class R Return Before Taxes	Class R Shares	Return Before Taxes		16.75%	12.90%	8.28%	7.54%	Feb. 29, 2000
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)		S&P 500® Index		13.69%	15.45%	7.67%	4.79%	Feb. 29, 2000
[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.

The S&P 500® Index is a commonly recognized, market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. This index is used to calculate the performance fee adjustment.

After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares, the initial share class). After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.